SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

Purchase cryptocurrency mining machines

In January 2021, the Company entered into a definitive purchase agreement with certain sellers, pursuant to which the Company expects to issue approximately US$14.4 million worth of its Class A ordinary shares as consideration to acquire bitcoin mining machines owned by the sellers. As of March 15, 2020, the Company had issued 11,882,860 newly-issued Class A ordinary shares valued at US$1.21 per share, for a total consideration of approximately US$14.4 million to acquire 100% equity interest of Star Light Inc., which owned bitcoin mining machines including such models as the S17, T17, M20s and S9. The Company has begun to generate revenue from bitcoin mining of these machines. The total hash power capacity of the bitcoin mining machines acquired in this transaction is approximately 918.5 PH/S.

In February 2021, the Company entered into a definitive purchase agreement for 5,900 bitcoin mining machines for a total consideration of approximately RMB55.2 million (approximately US$8.5 million). As of the date of this report, the Company has received 26 bitcoin mining machines which have been deployed for testing. All of the bitcoin mining machines are expected to be delivered in the second quarter of 2021. Concurrently with the purchase agreement, the Company entered into a framework agreement, pursuant to which the Company agreed in principle to purchase up to 10,000 bitcoin mining machines in 2021, subject to availability and certain other conditions. The Company is required to pay a performance bond of RMB2,000 per machine for the first 5,000 machines, or RMB10.0 million (approximately US$1.5 million) in aggregate. As of the date of this report, the transaction is still in progress.

In February 2021, the Company entered into a definitive agreement with a seller, a subsidiary of Bitdeer Technologies Holding Company ("BitDeer"), to purchase 1,923 S17 bitcoin mining machines for a total consideration of RMB31.3 million (approximately US$4.9 million). The consideration has been paid in full, and the seller transferred ownership of all the mining machines.

In February 2021, the Company entered into a definitive agreement to purchase 2,000 new ETH mining machines for a total consideration of RMB195 million (approximately US$30.2 million). Pursuant to the agreement, a total of 100 ETH mining machines are to be delivered during May and June 2021, a total of 300 ETH mining machines are to be delivered during July and August 2021, and the remaining 1,600 ETH mining machines are to be delivered during September and December 2021. As of the date of this report, the transaction is still in progress.

22.  SUBSEQUENT EVENTS (continued)

Private Placement Subscription Price Settled in U.S. Dollars and Bitcoin

In December 2020, the Company entered into a definitive share subscription agreement with Good Luck Information Technology Co., Limited (“Good Luck Information”), a company incorporated in Hong Kong, for the issuance and sale of newly issued Class A ordinary shares of the Company. Pursuant to the agreement, Good Luck Information will purchase 85,572,963 newly issued Class A ordinary shares for a total purchase price of approximately US$23 million. The per share purchase price of US$0.269 is the closing trading price of the Company's ADSs on December 18, 2020, the last trading day immediately preceding the date of the purchase agreement, as adjusted by a 1-to-10 ADS to ordinary shares ratio. In January 2021, the Company determined that 50% of the subscription price, or approximately US$11.5 million, shall be settled by U.S. dollars, with the remaining 50% of the subscription price, or approximately US$11.5 million, being settled by bitcoin. The applicable bitcoin to U.S. dollars exchange rate was US$32,326.29 to one bitcoin, being the average of the closing trading prices for bitcoin published by Coinmarketcap for each of the 31 days ended January 20, 2021. On February 23, 2021, the Company announced the closing of the private placement transaction pursuant to the definitive share subscription agreement with Good Luck Information. The Company received 356.04342 bitcoins and US$11.5 million in cash from Good Luck Information, and issued 85,572,963 newly issued Class A ordinary shares to Good Luck Information. Good Luck Information has agreed to subject all the shares it or its affiliate will acquire in the transaction to a contractual lock-up restriction for 180 days after the closing. Good luck Information is controlled by Mr. Man San Vincent Law, a founder of the Company. Upon closing, Good Luck Information holds 16.6% of the Company’s issued and outstanding ordinary shares.

Subscription for Shares of Loto Interactive Limited

In January 2021, the Company entered into a share subscription agreement, pursuant to which the Company conditionally agreed to subscribe for 169,354,839 shares of Loto Interactive Limited (HKEX: 08198), or Loto Interactive, at a price of HK$0.62 per share for a total consideration of approximately HK$105 million (approximately US$13.5 million) in cash.

Loto Interactive and its subsidiaries are principally engaged in the provision of data analysis and storage services, distribution of mobile gaming and the money lending business in Hong Kong. Loto Interactive currently runs three big data centers and offers a comprehensive set of services, including premises, hardware support, power supply, ancillary supervision and management services. The customers of Loto Interactive's big data centers are mainly engaged in cryptocurrency mining business. Concurrently with the Company's entering into the share subscription agreement, Loto Interactive has entered into an acquisition agreement, pursuant to which it has agreed to acquire the remaining equity interests in its indirectly held subsidiary, Ganzi Changhe Hydropower Consumption Service Co., Ltd, or Ganzi Changhe, from two sellers for a total consideration of approximately RMB88.2 million (approximately US$13.6 million) in cash. Upon completion of the transactions contemplated by the acquisition agreement, Loto Interactive expects to own 100% of the equity interests in Ganzi Changhe. Ganzi Changhe was incorporated in 2019 and has access to a total power capacity of approximately 300,000 kW.

The Company has fully paid the consideration at the end of March 2021. The Company’s equity share in Loto Interactive has increased to 54.2% and Loto Interactive has become a subsidiary of the Company.

22.  SUBSEQUENT EVENTS (continued)

Acquisition of BTC.com Businesses

In February 2021, the Company entered into a share exchange agreement with Blockchain Alliance Technologies Holding Company (“Blockchain Alliance”), a Cayman Islands company, pursuant to which the Company agreed to issue an aggregate of 44,353,435 Class A ordinary shares of the Company to Blockchain Alliance at the first closing, which shares represent approximately 10% of the Company’s outstanding shares as of January 31, 2021, in exchange for the entire outstanding share capital of Blockchain Alliance Technologies Limited held by Blockchain Alliance after the reorganization. The first closing of the transactions contemplated by the share exchange agreement is subject to certain closing conditions, which include, among others, the transfer to the Company of the entire mining pool business of Bitdeer Technologies Holding Company (“BitDeer”) operated under BTC.com, including the domain name BTC.com and the cryptocurrency wallet of BTC.com (collectively, the “BTC.com Pool Businesses”). The first closing is expected to occur on or before April 15, 2021. The Company and Blockchain Alliance also agreed that, if the BTC.com Pool Businesses record net operating profit in the fiscal year ending December 31, 2021, the Company shall issue additional Class A ordinary shares to Blockchain Alliance at par value. Assuming such net operating profit is no less than US$20 million, a maximum of 22,176,718 additional Class A ordinary shares shall be issuable, which additional Class A ordinary shares represent approximately 5% of the Company’s outstanding shares as of January 31, 2021. If the BTC.com Pool Businesses record net operating loss in the fiscal year ending December 31, 2021, the Company shall be entitled to repurchase certain Class A ordinary shares held by Blockchain Alliance at par value. Assuming such net operating loss is no less than US$10 million, a maximum of 4,435,344 Class A ordinary shares shall be subject to such repurchase arrangement, which Class A ordinary shares represent approximately 1% of the Company’s outstanding shares as of January 31, 2021.

The BTC.com Pool Businesses offer a one-stop mining experience for users. Users can search and browse real-time blockchain information through BTC.com and manage their cryptocurrency mining business through the BTC.com Pool website or app. In addition, users can save the cryptocurrencies that they have mined in the BTC.com cryptocurrency wallet. BTC.com Pool is a multi-currency integrated mining pool established in 2016 that has a hash rate of around 17 EH/s and supports various cryptocurrencies, including BTC, BCH, ETH and LTC. Blockchain Alliance has agreed to subject the Class A ordinary shares that it receives in the abovementioned transactions to agreed lock-up periods in accordance with the share exchange agreement. BitDeer is the parent company of Blockchain Alliance. BitDeer's biggest beneficially owner is Mr. Wu Jihan, BitDeer's chairman. As of the date of this report, the transaction is still in progress.

22.  SUBSEQUENT EVENTS (continued)

Changes to Company Names and Ticker Symbol

In March 2021, a majority of the Company’s board of directors resolved to change the Company’s (i) English name to “BIT Mining Limited”, or the English Name Change, subject to shareholder approval being received for the English Name Change, (ii) Chinese business name to “比特矿业,” and (iii) ticker symbol to “BTCM.” Pursuant to our Second Amended in March 2021, a majority of the Company’s board of directors resolved to change the Company’s (i) English name to “BIT Mining Limited”, or the English Name Change, subject to shareholder approval being received for the English Name Change, (ii) Chinese business name to “比特矿业,”and (iii) ticker symbol to “BTCM.” Pursuant to the Company’s Second Amended and Restated Articles of Association, the English Name Change needs to be adopted by a Special Resolution at a general meeting of shareholders. For the purpose of seeking such shareholder approval, a majority of the board also resolved to call an extraordinary general meeting of shareholders to consider the English Name Change. On March 19, 2021, the Company announced to hold an extraordinary general meeting of shareholders on April 8, 2021 to consider and, if thought fit, pass the following resolutions: (i) as a special resolution that the English name of the Company be changed to “BIT Mining Limited”; and (ii) as an ordinary resolution that the authorised share capital of the Company be increased to US$100,000 divided into 1,600,000,000 Class A Ordinary Shares of a nominal or par value of US$0.00005 each and 400,000,000 Class B Ordinary Shares of a nominal or par value of US$0.00005 each, by the creation of 900,000,000 Class A Ordinary Shares of a nominal or par value of US$0.00005 each and 100,000,000 Class B Ordinary Shares of a nominal or par value of US$0.00005 each. On the same date, the Company also announced its decision to relocate its headquarters from Shenzhen to Singapore. On April 12, 2021, the Company announced that at an extraordinary general meeting, held on April 8, 2021, the Company’s shareholders passed a special resolution to change the English name of the Company to “BIT Mining Limited” effective as of April 8, 2021. As of the date of this report, the Company’s ADSs, each representing the right to receive ten (10) Class A ordinary shares of the Company, are listed on the NYSE under the ticker symbol “WBAI.” The Company’s ADSs are expected to begin trading under the Company’s new English name “BIT Mining Limited” and its new ticker symbol “BTCM” effective at the opening of trading on Tuesday, April 20, 2021.

Acquisition of a 7-nanometer Mining Machine Manufacturer

In April 2021, the Company entered into a share exchange agreement ("Share Exchange Agreement") with shareholders (the "Selling Shareholders") of Bee Computing (HK) Limited (“Bee Computing”). Pursuant to the Share Exchange Agreement, the Company expects to issue an aggregate of 45,825,530 of its Class A ordinary shares valued at US$2.182 per share, corresponding to US$21.82 per ADS (based on the ratio of ten ordinary shares per ADS), representing a consideration of US$100 million in aggregate, to the Selling Shareholders and research and development team members, in exchange for the total issued share capital of Bee Computing. The 45,825,530 Class A ordinary shares represent approximately 8.18% of the Company’s total outstanding share capital as of March 31, 2021. The price of US$21.82 per “ADS” is based on the volume weighted average price of the twenty trading days prior to the date of the Share Exchange Agreement. This transaction is subject to the completion of certain conditions precedent to the closing of the transaction, including Bee Computing’s satisfactory completion of certain reorganization steps and other required closing conditions. There can be no assurance that the closing conditions will be satisfied, or that the proposed transaction will be consummated.

22.  SUBSEQUENT EVENTS (continued)

Acquisition of a 7-nanometer Mining Machine Manufacturer (continued)

Pursuant the Share Exchange Agreement, the Company shall, subject to customary conditions, issue at the first closing an aggregate of 16,038,930, or US$35 million worth, of its Class A ordinary shares to the Selling Shareholders. The first closing is expected to occur in the second quarter of 2021. Subject to satisfaction of the following milestones, the Company shall issue at the subsequent closing an aggregate of 29,786,600, or US$65 million worth, of its Class A ordinary shares to Selling Shareholders and research and development team members:

1)	Continuous mass-production of bitcoin mining machines incorporated with 7-nanometer application specific integrated circuits (“ASICs”);
2)	Development and mass-production of new generation of bitcoin mining machines incorporated with 7-nanometer ASICs;
3)	Successful development of high-performance and mass-producible ETH ASIC mining machines;
4)	Successful development of high-performance and mass-producible LTC ASIC mining machines.

The Company’s Class A ordinary shares issued pursuant to the Share Exchange Agreement shall be subject to an agreed lock-up period. Bee Computing was established in 2018 and specializes in the development and manufacture of cryptocurrency mining chips and mining machines for different cryptocurrencies, including BTC, ETH, and LRC. Bee Computing has invested more than US$35 million in research and development since its inception. In 2019, Bee Computing launched a bitcoin mining machine incorporating 7-nanometer ASICs co-developed with MediaTek Inc., the largest IC design company in Asia, manufactured by Taiwan Semiconductor Manufacturing Company, the world’s leading third-party foundry, and tested and packaged by ASE Technology Holding Co., Ltd., the world’s largest semiconductor testing company, who is also a major investor of Bee Computing.

The Company purchased Bee Computing's bitcoin mining machines incorporating 7-nanometer ASICs on February 2, 2021, and the mining machines are expected to be delivered by the end of April 2021. The company plans to invest no less than US$30 million in Bee Computing to develop cryptocurrency mining chips and mining machines after first closing.

Appointment of Director and Initiative to Enhance Shareholding Structure

Effective as of April 5, 2021, the Company's Board of Directors has appointed Mr. Man San Vincent Law as its Executive Director, and authorized the Company to issue 65,000 Class A preference shares (the “Preference Shares”) at US$1.0 per share, for a total consideration of US$65,000, to Good Luck Capital Limited (“Good Luck”), a company wholly-owned by Mr. Law. Following the issuance of the Preference Shares, Mr. Man San Vincent Law’s aggregate voting power increased from approximately 17.66% to approximately 60.28% (based on the Company’s total outstanding share capital as of March 31, 2021 and assuming issuance of all shares under the Share Exchange Agreement). The following is a summary of the key terms associated with the Preference Shares.

1)	The voting power of each Preference Share is equal to that of 10,000 Class A ordinary shares of the Company, subject to proportional reduction commensurate with the number of Class A ordinary shares beneficial owned by Good Luck;
2)	The Preference Shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs;
3)	The Preference Shares are not entitled to receive dividends;

22.  SUBSEQUENT EVENTS (continued)

Acquisition of a 7-nanometer Mining Machine Manufacturer (continued)

4)	If Good Luck transfers the Preference Shares to a third party which is not an affiliate of Good Luck, or when Good Luck ceases to be controlled by any person holding executive office in or being a member of the board of director of the Company, Class A Preference Shares shall cease to have any voting right and
5)	If Mr. Law ceases to serve as a director of the Company, the Company shall be entitled to redeem the Class A Preference Shares at the original subscription price.

The Company received the consideration of US$65,000 and issued 65,000 Class A preference shares to Good Luck on April 7, 2021.

Mr. Man San Vincent Law is a major founder of the Company. He has served as a Senior Adviser of Loto Interactive Limited since 2017. From 2001 to 2015, Mr. Law served as the Company’s chief executive officer and was chairman of the Company’s board of directors from 2001 to 2017.

Material Loans entered by the Company

In January 2021, for the purpose of acquisition, the Company entered into a loan agreement with Shanghai Bank, to borrow the overseas loan for a period of six months, with an amount of HKD173.4 million and a fixed interest rate of 6MHIBOR+200BPs per annum. The Company’s cash deposits in the amount of RMB155 million has been pledged under the loan. In March 2021, part of the loan in the amount of HKD15.6 million has been repaid.

In January 2021, the Company entered into a loan agreement to borrow RMB8 million for no more than three months, with a fixed interest rate of 6% per annum. In March 2021, part of the loan in the amount of RMB5 million has been repaid.

In January 2021, the Company further entered into loan agreements to borrow RMB 10 million and HKD 11 million, respectively, for no more than three months, with a fixed interest rate of 6% per annum. As of the date of this annual report, both loans have been fully repaid.

In March 2021, the Company, entered into a loan agreement and a pledge agreement for one year, pursuant to which the lender agreed to lend to the Company funds equal to 70% of the current fair market value (the “Loan-to-Value Ratio”) of 350.00971804 bitcoins, with a fixed interest rate of 3.25% per annum and 2% service fee. As of the date of this report, the loan principal obtained by the Company is US$14.28 million.